American Century Growth Funds, Inc. Summary Prospectus and Prospectus Supplement
Legacy Multi Cap Fund
Supplement dated July 7, 2016 ■ Summary Prospectus dated December 1, 2015 (as revised March 21, 2016) and Prospectus dated December 1, 2015 (as revised June 21, 2016)

The Legacy Multi Cap Fund is renamed the Adaptive All Cap Fund effective as of September 7, 2016. All references to Legacy Multi Cap Fund are hereby replaced with Adaptive All Cap Fund.

©2016 American Century Proprietary Holdings, Inc. All rights reserved.
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